BUSINESS DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2024
BUSINESS DESCRIPTION [Abstract]
Organizational Structure, Shareholders and Related Parties	The following table shows the organizational structure, shareholders and related parties of tgs as of December 31, 2024: